Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Accrued vendor payments	$ 5,102	$ 6,528	$ 6,386
Accrued ERC payments	9,044	9,044	9,044
Accrued underwriter fees		0	1,500
Accrued directors and officers insurance	1,780	1,780	2,518
Accrued employee-related expenses	10,434	10,239	7,751
Accrued engine expenses	494	713	4
Accrued tax expenses	906	1,072	746
Accrued interest	1,762	472	569
Other	326	96	187
Total other current liabilities	$ 29,848	$ 29,944	$ 28,705